INVESTMENTS, Short-term and Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Investments [Abstract]
Debt securities, Held to maturity	$ 869,931	$ 28,330
Debt securities, Available-for-sale	28,166	21,769
Equity securities	13,184	76,000
Short-term Investments	911,281	126,099
Long-term Investments [Abstract]
Debt securities, Held to maturity	66,071	68,854
Debt securities, Available-for-sale	192,139	5,276
Equity securities	463,934	21,419
Equity method investments	152,419	94,933
Investments carried at fair value	178,298	0
Long-term Investments	1,052,861	190,482
Marketable securities, unrealized fair value loss	$ 63,434	$ 24,150	$ 0